Income Tax - Schedule of Tax Loss Carry-forwards Expected To Expire (Details) € in Millions	Dec. 31, 2019 EUR (€)
Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	€ 1,505
Research and Development Credit Carryforward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	16
Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	4
2020-2029 | Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	0
2020-2029 | Research and Development Credit Carryforward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	0
2020-2029 | Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	4
2030 and Onwards | Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	509
2030 and Onwards | Research and Development Credit Carryforward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	16
2030 and Onwards | Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	0
Unlimited | Tax Losses Carried Forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	996
Unlimited | Research and Development Credit Carryforward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	0
Unlimited | Foreign Tax Credits
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Tax loss carry-forwards expected to expire	€ 0